UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/08

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number: 028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Pamela K. Hagenah
Title:          Manager
Phone:          650-233-3506

Signature, Place and Date of signing:

                /s/ Pamela K. Hagenah
                --------------------------------------------------------------
                Pamela K. Hagenah    Menlo Park, California   February 3, 2009
                 Signature               City, State               Date

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   17

Form 13F Information Table Value Total:             $42,046
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                     INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                          FORM 13F INFORMATION TABLE
                                               AS OF 12/31/08


                      TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER         CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
-------------------   -------   -------  --------- --------  ---  ---- -------  -------- ------  ------  ----

AKAMAI TECHNOLOGIES
  INC		      COMM STK	00971T101  4,527     300,000  SH	SOLE		 300,000   0	  0
ARIBA INC	      COMM STK	04033V203  1,803     250,000  SH	SOLE		 250,000   0	  0
BLUE COAT
  SYSTEMS INC	      COMM STK	09534T508  4,200     500,000  SH	SOLE		 500,000   0	  0
CELGENE CORP	      COMM STK	151020104  1,161      21,001  SH	SOLE		  21,001   0	  0
CITRIX SYS INC	      COMM STK	177376100  2,121      90,000  SH	SOLE		  90,000   0	  0
GENOMIC HEALTH INC    COMM STK	37244C101  5,747     295,000  SH	SOLE		 295,000   0	  0
GILEAD SCIENCES INC   COMM STK	375558103  1,074      21,001  SH	SOLE		  21,001   0	  0
GOOGLE INC	      COMM STK	38259P508  3,077      10,000  SH	SOLE		  10,000   0	  0
ILLUMINA INC	      COMM STK	452327109    912      35,000  SH	SOLE		  35,000   0	  0
INSULET CORP	      COMM STK	45784P101  1,621     210,000  SH	SOLE		 210,000   0	  0
INTERNAP NETWORK
  SVCS CORP	      COMM STK	45885A300  3,500   1,400,000  SH	SOLE	       1,400,000   0	  0
MAKO SURGICAL CORP    COMM STK	560879108  1,804     270,000  SH	SOLE	         270,000   0	  0
PALM INC	      COMM STK	696643105  1,735     565,000  SH	SOLE		 565,000   0	  0
PALM INC	      CALL	696643905    100       2,500	   CALL	SOLE		   2,500   0	  0
QUALCOMM INC	      COMM STK	747525103  5,375     150,000  SH	SOLE		 150,000   0	  0
VISTAPRINT LIMITED    SHS	G93762204  2,792     150,000  SH	SOLE		 150,000   0	  0
VOLTERRA
  SEMICONDUCTOR CORP  COMM STK	928708106    501      70,000  sh	SOLE		  70,000   0	  0

GRAND TOTAL			         $42,046























